Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 60,606	$ 94,157	$ 87,774	$ 156,520
Consolidated total assets	1,735,953	1,964,370
Conventional Tanker Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	1,635,684	1,828,550
Ship-to-Ship Transfer Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	$ 39,663	$ 41,663